Reverse recapitalization	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Reverse recapitalization
Note 16 - Reverse recapitalization
As previously outlined in Note 1 - Significant accounting policies and judgements, Polestar underwent a reverse recapitalization through the merger with GGI and related arrangements. Under this type of transaction structure, Polestar Group is the accounting acquirer and accounting predecessor while GGI is treated as the acquired entity for financial reporting purposes. The Group was deemed to be the accounting acquirer based on an evaluation of the following facts and circumstances:
•Shareholders of the Former Parent retained the largest voting interest in the Group with over 99% of the voting interests;
•the Board of Directors of the Group comprises four members nominated by the Former Parent, as compared to one member nominated by certain investors in GGI;
•the Former Parent has the ability to appoint the remaining members of the Board as deemed necessary;
•the Former Parent’s senior management is the senior management of the Group;
•the Former Parent’s operations comprise substantially all of the ongoing operations of the Group following the merger with GGI; and
•the Group was the larger entity by substantive operations and employee base while GGI lacked operating activities and maintained net assets principally comprised of cash.
GGI did not meet the definition of a business in accordance with IFRS 3 and the merger with GGI was instead accounted for within the scope of IFRS 2, Share-based payment (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. Under IFRS 2, the Group recorded a one-time share-based expense of $372,318 at the Closing of the BCA that was calculated based on the excess of the fair value of the Group issued to public investors via Class A Shares in Parent utilizing the publicly traded share price at the Closing of $11.23 over the fair value of the identifiable net assets of GGI that were acquired. The amount of GGI’s identifiable net assets of acquired at Closing, were as follows:

Cash and cash equivalents	579,146
Prepaid assets	6,050
Public warrant liability	(40,320)
Private warrant liability	(22,770)
Total GGI identifiable net assets at fair value	522,106
The net assets of GGI are stated at fair value, with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

Fair value of Polestar[1]	22,183,823
Equity interest in Polestar issued to GGI shareholders	5.1%
Equity interest in Polestar issued to Former Parent shareholders	94.9%
Deemed cost of shares issued by Polestar[1]	1,131,375
GGI identifiable net assets at fair value	522,106
Sponsor and third-party PIPE Cash	236,951
IFRS 2 Listing Expense	372,318
1 - The deemed cost of the shares issued by Polestar was estimated based on the fair value of Polestar at Closing, less an adjustment in respect to the fair value of the earn out rights (discussed below).
Class C Shares
On the Closing of the BCA, Public Warrants and Private Warrants in GGI that were issued and are outstanding immediately prior to the Closing were exchanged for Class C-1 Shares and Class C-2 Shares in Parent. Class C-1 Shares have the following terms:
•Each whole Class C-1 Share entitles the holder to purchase one Class A Share in Parent at an exercise price of $11.50, subject to adjustments for split-ups and dividends. The Class C-1 Shares may also be exercised on a cashless basis by the holder
•Each whole Class C-1 Share is exercisable 30 days after the Closing of the BCA and expires on the earlier of:
◦June 23, 2027,
◦the date the Class C-1 Shares are redeemed by the Group, or
◦the liquidation of the Group.
•The Group may (1) redeem the outstanding whole Class C-1 Shares at a price of $0.01 per Class C-1 Share or (2) convert the outstanding whole Class C-1 Shares in Class A Shares in Parent on a cashless basis any time while the warrants are exercisable upon a minimum of 30 days prior written notice of redemption if, and only if, the last sales price of the Class A Shares in Parent equals or exceeds $18 per share (as adjusted for split-ups, dividends, and the like) on each of 20 trading days within any 30 trading day period ending on the third business day prior to the date on which redemption notice is given.
•The Group may require the conversion of all of the outstanding Class C-1 Shares into Class A Shares in Parent on a cashless basis beginning on October 24, 2022, provided:
◦that the last reported price of the Class A Shares in Parent was at least $10.00 per share (as adjusted for split-ups, dividends, and the like) on the trading day prior to the date on which redemption notice is given,
◦the Class C-2 Shares are converted on the same basis as the outstanding Class C-1 Shares, and
◦there is an effective registration statement covering the Class A Shares in Parent arising upon conversion of the Class C Shares is available for 30 days prior to the date the Class C-1 Shares are redeemed by the Group.
•The Class C-1 Shares may be exercised, on a cash or cashless basis at any time after a notice of redemption shall have been given by the Group and prior to the date the Class C-1 Shares are redeemed by the Group.
The Class C-2 Shares are identical to the Class C-1 Shares, except that the Class C-2 Shares:
•are not redeemable by the Group as long as they are held by certain GGI investors and their permitted transferees;
•automatically convert to Class C-1 Shares if they are transferred to individuals other than certain GGI investors and their permitted transferees;
•may be converted to Class C-1 Shares at any time by the holder upon notification to the Group; and
•are exercisable on a cashless basis by the holder.
The Group applied the provisions of IAS 32, Financial Instruments: Presentation (“IAS 32”), and IFRS 9, Financial Instruments (“IFRS 9”), in accounting for the Class C Shares. Under IAS 32 and IFRS 9, the Class C Shares failed to meet the definition of equity because they could result in the issuance of a variable number of Class A Shares in the Parent in the case of a cashless basis exercise. Additionally, in the case of a redemption or conversion, the Group would be required to either pay cash or issue a variable number of shares to the holders of the Class C Shares. Instead, the Class C Shares meet the definition of derivative liabilities that are carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date.

As of December 31, 2022
Class C-1 Shares	17,920
Class C-2 Shares	10,080
Total Class C Shares	28,000
The Class C-1 Shares are publicly traded on the Nasdaq (i.e., Level 1 input) and the closing share price of the GGI Public Warrants on June 23, 2022 was used to measure their fair value upon initial recognition, at which time the 15,999,965 Class C-1 Shares had a fair value of $40,320. On December 31, 2022, the fair value of the Class C-1 Shares was remeasured at $17,920, for a total unrealized gain related to the change in fair value of $22,400.

Class C-1 Shares
As of January 1, 2022	—
Class C-1 Shares issued	40,320
Change in fair value measurement	(22,400)
As of December 31, 2022	17,920
The 9,000,000 Class C-2 Shares had a fair value as of June 23, 2022, of $22,770. On December 31, 2022, the fair value of the Class C-2 Shares was remeasured at $10,080, for a total gain related to the change in fair value of $12,690. The Class C-2 Shares are not publicly traded and require a valuation approach leveraging Level 2 inputs. Refer to Note 1 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the Class C-2 Shares.

Class C-2 Shares
As of January 1, 2022	—
Class C-2 Shares issued	22,770
Change in fair value measurement	(12,690)
As of December 31, 2022	10,080
The fair value change for Class C Shares are as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value change - Class C-1 Shares	22,400	—	—
Fair value change - Class C-2 Shares	12,690	—	—
Fair value change - Class C Shares	35,090	—	—
Earn-out rights
On the Closing of the BCA, the Former Parent (or the shareholders of the Former Parent if the Former Parent is dissolved or liquidated) was issued a contingent right to receive earn outs of up to 24,078,638 Class A Shares and 134,098,971 Class B Shares in Parent, issuable in five tranches that each comprise 4,815,728 Class A Shares and 26,819,794 Class B Shares in Parent. Each tranche is issuable once the daily volume weighted average price of Class A Shares in Parent meets specific price hurdles for 20 trading days out of any 30 day trading period beginning after December 23, 2022 and ending on December 23, 2028. The daily volume weighted average price of Class A Shares in Parent that is required to trigger each tranche is as follows:
•Tranche 1 — $13 per share
•Tranche 2 — $15.50 per share
•Tranche 3 — $18 per share
•Tranche 4 — $20.50 per share
•Tranche 5 — $23 per share
If the daily volume weighted average price of Class A Shares in Parent triggers a higher price tranche prior to triggering a lower price tranche, all tranches below the tranche triggered are also triggered for (e.g., if tranche 5 is triggered, tranches 1 through 4 are also triggered). Additionally, in the event there is a change of control of the Group (i.e., there is a change in greater than 50% equity ownership of the Group) all five tranches are automatically triggered for issuance. The Former Parent’s contingent right to the earn out tranches that are not triggered for issuance by December 23, 2028 will expire immediately.
The Group applied the provisions of IAS 32 and IFRS 9 in accounting for the contingent earn out rights of the Former Parent. Under IAS 32 and IFRS 9, the contingent earn out right failed to meet the definition of equity because it could result in the issuance of a variable number of Class A Shares and Class B Shares in Parent and the triggering events are subject to price hurdles (i.e., a market condition) that are outside of the control of the Group. Instead, it meets definition of a derivative liability that is carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. However, since it provides value to owners of the Former Parent effectively in the form of a pro rata dividend, the fair value at the Closing of the BCA was charged to Accumulated deficit.
At the Closing of the BCA, the fair value of the contingent earn out rights was approximately $1,500,638. The financial liability was remeasured on December 31, 2022 at $598,570, resulting in a total gain related to the change in fair value of $902,068. Refer to Note 1 - Significant accounting policies and judgements for further details on the valuation methodology utilized to determine the fair value of the earn out.

Earn-out Rights
As of January 1, 2022	—
Earn-out rights issued	1,500,638
Change in fair value measurement	(902,068)
As of December 31, 2022	598,570
The fair value change of earn-out rights are as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value change - Earn-out rights	902,068	—	—
Volvo Cars Preference Subscription Shares
At the Closing of the BCA and pursuant to the Volvo Cars Preference Subscription Agreement, Volvo Cars agreed to subscribe for Preference Shares in the Parent in exchange for a cash payment of $588,826. The cash proceeds were used to pay down outstanding payables owed to VCC. Each Preference Share in the Parent automatically converted into Class A Shares in the Parent at a conversion price of $10 per share thereafter. The Group applied the provisions of IAS 32 and IFRS 9 in accounting for the Volvo Cars Preference Subscription Shares. Under IAS 32, the preference shares did not meet the definition of a financial liability but instead represent a fixed residual interest in Parent (i.e., Class A shares). As such, the initial carrying value of the Volvo Cars Preference Subscription Shares was equity classified and accounted for as a capital contribution from Volvo Cars.
Parent entity restructuring
Pursuant to the terms and conditions of the BCA, the Former Parent was separated from the Group and 100% of the ownership interests in the Group's subsidiaries were transferred to the Parent in exchange for the issuance of 294,877,349 Class A Shares in the Parent, the issuance of 1,642,233,575 Class B Shares in the Parent, and the Earn-out rights. When the Group was separated from the Former Parent, the intercompany relationship between the Former Parent and the Group was severed. This resulted in the realization of accumulated gains in equity of $1,512 in the Former Parent, which were historically eliminated upon consolidation. The $1,512 adjustment to equity does not reflect cash consideration transferred, but rather, the non-cash impact of separating intercompany interests and changing parent entities. The restructuring was recognized using the historic value method (i.e., the assets and liabilities are measured using the existing book value) and the impact of the restructuring is reflected in the Consolidated Statement of Changes in Equity under the “Changes in the consolidated group” subheading.